Business combinations	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Disclosure of business combinations [text block]	Business combinations
The Company made the following acquisitions from January 1, 2022, to December 31, 2024:

Base date	Target Company	Surname	Interest acquired (%)
January 2022	Ambipar Response Dracares Apoio Marítimo e Portuário S/A.	Dracares	51
January 2022	Ambipar Flyone Serviço Aéreo Especializado, Comércio e Serviço S/A.	Flyone	51
January 2022	RG Response S.A.	RG Response	51
February 2022	Ambipar Response Emergency Services Canada F Inc.	First Response	100
June 2022	Ambipar Response Analytical S/A.	Bioenv	51
July 2022	Ambipar Response Fauna e Flora Ltda	CTA	100
July 2022	Ambipar Response Emergency Services Canada G Inc.	Graham	100
July 2022	Ambipar Response Tank Cleaning S/A	C-Tank	51
August 2022	Ambipar Response Canada Inc.	Ridgeline	100
November 2022	Witt O´Briens LLC	Witt O'Brien's	100
April 2023	Ambipar Response Marine S/A	Girassol	80
April 2023	Ambipar Response Industrial Services S/A	Plimsoll	51
April 2023	Ambipar Response Environmental Consulting Offshore S/A	Ekman	60
April 2023	DFA Contracting Ltd	DFA	100
July 2023	Ambipar Response Remediation S.A.	Solução Ambiental	51
October 2023	Ambipar Response Maritime Services PDA S.A.	Zenith	60
October 2023	1653395 Alberta Ltd ("165 AB")	Alberta Ltd	100
October 2023	Ambipar Response Emergency Medical Services R S.A.	SMR	70
October 2023	Ambipar Response Emergency Medical Services H S.A.	SSMR	70
October 2023	Ambipar Response Emergency Medical Services S S.A.	SSR	70
December 2023	Ambipar Response Industrial Robot S.A.	Unidroid	51
Corporate movements are described in the list of subsidiaries.
December 31, 2023:

Assets and liabilities acquired at fair value (*)	Girassol	Ekman	Plimsoll	DFA	Solução Ambiental	Zenith	Industrial Robot	SMR	SSMR	SSR	Alberta Ltd	Total
Current assets
Cash and cash equivalents	1,526	2,924	8,420	9,597	1,953	473	1,020	3,240	793	882	680	31,508
Trade and other receivables	1,501	425	4,664	13,474	9,023	492	—	6,705	1,481	1,153	58,285	97,203
Inventories	50	—	—	—	8,965	—	1,789	912	126	270	6,248	18,360
Other assets	112	7	753	517	5,437	427	234	355	112	1,535	39,705	49,194
Non-Current assets
Other assets	943	—	—	—	103	114	1,501	4,985	548	440	166,887	175,521
Property, Plant and Equipment	3,425	490	1,894	9,096	29,210	1,075	89	7,766	7,138	6,453	28,024	94,660
Intangible assets	25	8	—	—	94	369	—	16	—	11	—	523
Goodwill	—	—	—	—	—	—	—	—	—	—	213,123	213,123
Separately Identified Intangibles	—	—	—	—	—	—	900	—	—	—	—	900
Added Value of Fixed Assets	—	—	—	2,699	—	—	—	—	—	—	—	2,699

Assets and liabilities acquired at fair value (*)	Girassol	Ekman	Plimsoll	DFA	Solução Ambiental	Zenith	Industrial Robot	SMR	SSMR	SSR	Alberta Ltd	Total
Current liabilities
Trade and other payables	(122)	—	(1,677)	(1,371)	(1,534)	(59)	(7)	(1,742)	(179)	(218)	(62,309)	(69,218)
Loans and Financing	(47)	—	(525)	—	(6,279)	—	—	(635)	(848)	(1,431)	—	(9,765)
Employee benefits	(950)	(2)	(924)	—	(979)	(396)	—	(4,245)	(1,272)	(749)	30	(9,487)
Current income tax payable	(160)	(290)	(3,283)	—	(2,511)	(134)	—	(2,629)	(594)	(384)	(9,263)	(19,248)
Other liabilities	(450)	(1,332)	(5,581)	(16)	(17,445)	(20)	(11)	(1,155)	(2)	(143)	(63,898)	(90,053)
Non-current liabilities
Loans and Financing	—	—	—	(1,258)	(4,723)	(229)	—	(370)	—	(4,752)	(7,799)	(19,131)
Other liabilities	(55)	—	—	(11,081)	(99)	(49)	(2,731)	(1,515)	(5)	(2,363)	(73,236)	(91,134)
(-) Deferred taxes on Added Value	—	—	—	(918)	—	—	(306)	—	—	—	—	(1,224)
Attributable to the non-controlling Shareholders of the Company	—	—	—	—	(1,278)	—	—	—	—	—	—	(1,278)
Total identifiable net assets	5,798	2,230	3,741	20,739	19,937	2,063	2,478	11,688	7,298	704	296,477	373,153

Total amount of the consideration transferred	10,345	6,170	29,357	52,084	55,601	1,009	4,500	45,243	6,770	15,766	506,759	733,604
(-) Cash acquired	(1,526)	(2,924)	(8,420)	(9,597)	(1,953)	(473)	(1,020)	(3,240)	(793)	(882)	(680)	(31,508)
(-) Assumed amount of the obligation to pay	(5,173)	(4,134)	(14,679)	(17,166)	(34,286)	(673)	(3,000)	(45,243)	(6,770)	(15,766)	(138,316)	(285,206)
Cash paid, net of cash received	3,646	(888)	6,258	25,321	19,362	(137)	480	(3,240)	(793)	(882)	367,763	416,890

Primary	—	—	—	—	—	—	1,500	—	—	—	—	1,500
Secondary	10,345	6,170	29,357	52,084	55,601	1,009	3,000	45,243	6,770	15,766	138,499	363,844
Non-cash value	—	—	—	—	—	—	—	—	—	—	368,260	368,260
Total amount of consideration transferred	10,345	6,170	29,357	52,084	55,601	1,009	4,500	45,243	6,770	15,766	506,759	733,604

Primary	—	—	—	—	—	—	—	—	—	—	—	—
Secondary	(5,173)	(4,134)	(14,679)	(17,166)	(34,286)	(673)	(3,000)	(45,243)	(6,770)	(15,766)	(138,316)	(285,206)
Non-cash value	—	—	—	—	—	—	—	—	—	—	—	—
(-) Assumed value of the obligation to pay	(5,173)	(4,134)	(14,679)	(17,166)	(34,286)	(673)	(3,000)	(45,243)	(6,770)	(15,766)	(138,316)	(285,206)

Determining goodwill (*)
Total amount of the consideration transferred, Net	10,345	6,170	29,357	52,084	55,601	1,009	4,500	45,243	6,770	15,766	506,759	733,604
Total amount of identifiable net liabilities	(4,638)	(1,338)	(1,908)	(20,739)	(10,167)	(1,238)	(1,264)	(8,182)	(5,109)	(493)	(296,476)	(351,552)
Goodwill paid resulting from expected future profitability	5,707	4,832	27,449	31,345	45,434	(229)	3,236	37,061	1,661	15,273	210,283	382,052

Date of acquisition	03/21/2023	04/14/2023	04/26/2023	04/27/2023	07/10/2023	10/04/2023	12/20/2023	10/13/2023	10/13/2023	10/13/2023	09/30/2023
Control start month	04/2023	04/2023	04/2023	04/2023	07/2023	10/2023	12/2023	10/2023	10/2023	10/2023	10/2023

Assets and liabilities acquired at fair value (*)	Girassol		Ekman		Plimsoll		DFA		Solução Ambiental		Zenith		Industrial Robot		SMR		SSMR		SSR		Alberta Ltd	Total
Company that acquired control	Ambipar Response Dracares Apoio Marítimo e Portuário Ltda		Ambipar Response Espírito Santo S.A.		Ambipar Tank Cleaning S/A		Ambipar Holding Canadá Inc.		Ambipar Response Espírito Santo S.A.		Ambipar Response Marine S/A		Ambipar Tank Cleaning S/A		Emergência Participações S.A.		Emergência Participações S.A.		Emergência Participações S.A.		Ambipar Response Industrial Services Canada
Acquisition Value	R$	10,345	R$	6,170	R$	29,357	CAD	14,135	R$	55,601	R$	1,009	R$	4,500	R$	45,243	R$	6,770	R$	15,766	CAD 138,755
Percentage acquired	80%		60%		51%		100%		51%		60%		51%		70%		70%		70%		70%

(*)    On the acquisition date, although the Company assesses the base date of the initial balance sheet of the acquirees for the purpose of determining the allocation of the purchase price and goodwill (negative goodwill). These acquisitions have an interim report. The goodwill for expected future profitability in 2023 was R$ 382,052 (R$ 508,174 in 2022).
(**)    In 2023, the Company spent R$ 47,131 (R$ 1,090,040 in 2022) on acquisitions of companies, as mentioned in the cash flow statement, in investment activities, from business combinations with third parties.
For December 31, 2024, December 31, 2023 and December 31, 2022, the acquired companies contributed with the following net revenue and profit to the Company's results.

	December 31, 2024		December 31, 2023		December 31, 2022
	Net Revenue	Profit for the year	Net Revenue	Profit for the year	Net Revenue	Profit for the year

First Response Inc	—	—	—	—	106,978	38,159
Dracares Apoio Marítimo e Portuário Ltda. and MB Transportes Aquaviários Ltda	—	—	—	—	61,430	10,479
Flyone Serviço Aéreo Especializado, Comércio e Serviço Ltda	—	—	—	—	55,900	2,750
RG Consultoria Técnica Ambiental S.A. and RG Consultoria Técnica Ambiental Brasil Ltda	—	—	—	—	9,314	1,596
Ambipar Response Analytical S/A.	—	—	—	—	3,021	693
Ambipar Response Fauna e Flora Ltda.	—	—	—	—	25,080	(5,775)
Graham Utility Hydrovac Services	—	—	—	—	4,209	211
Ambipar Response Tank Cleaning S/A	—	—	—	—	60,484	43,059
Ridgeline Canada Inc.	—	—	—	—	45,468	6,647
Witt O´Briens LLC	—	—	—	—	168,461	18,342
Ambipar Response Marine S/A	—	—	12,968	4,263	—	—
Ambipar Response Industrial Services S/A	—	—	51,637	4,120	—	—
Ambipar Response Environmental Consulting Offshore	—	—	4,955	402	—	—
DFA Contracting Ltd	—	—	35,485	3,765	—	—
Ambipar Response Remediation S.A.	—	—	—	(2)	—	—
Ambipar Response Remediation Ltda	—	—	24,442	6,689	—	—
RMC2 Soluções Ambientais Ltda	—	—	7,351	(1,456)	—	—
Zenith Maritima Eireli	—	—	823	293	—	—
Unidroid Robotica do Brasi Ltda	—	—	—	(160)	—	—
Alberta Ltd	—	—	—	(13)	—	—
Bulldog Energy Group	—	—	58,536	9,475	—	—
SMR Socorro Médico e Resgate Ltda	—	—	18,085	702	—	—
SSMR Saúde Ocupacional Ltda EPP	—	—	4,623	287	—	—
SSR Serviços de Segurança e Resgate Ltda EPP	—	—	4,233	176	—	—
	—	—	223,138	28,541	540,345	116,161

(*) see note 7.6.
If the above acquisitions had occurred on January 1st, 2024, January 1st, 2023, and January 1st, 2022, management estimates that the consolidated net revenue and profit for the year would have been the following

	December 31, 2024	December 31, 2023	December 31, 2022
Net Revenue	3,248,442	2,777,354	2,534,127
Profit for the year	58,759	43,377	317,894
Indetermining these amounts, management has assumed that the fair value adjustments, if any, determined provisionally, that arose on the date of acquisition would have been the same if the acquisition had occurred on January 1st, 2022. The information presented above is not intended to indicate expected results in future years, being only shown for informational purposes.
Goodwill
Management considered that most of the acquisitions performed by Response have a purpose of increasing market share and geographical presence. The response segment usually operates with emergency services, where being close to the customers is very important for a good performance of the services. Therefore, goodwill is measured as the excess of the cost of acquisition over the acquirer's fair value of assets, liabilities and contingent liabilities acquired.
The main motivation for the acquisition of the Company refer to increase market share on different geographical areas. All the acquisitions identified goodwill on the analyzed transactions. The Company understands that this amount of goodwill presented above refers mostly to the expectation of benefits arising from the increase market share that motivated the purchases.
Customer relationship
The Company considered that the customer relationships do not consist of relevant asset for the acquisitions because the acquiree did not present at the acquisition date contracts with customers that present a term long enough or large recurrence of services contracted by a customer that could present significant benefit to the acquirer. Most of the contracts with customers and relationship with customers refer to regional contracts with clients that are located on the geographical area of the acquiree. Aligned with the rationale presented on the section of “Brand” above, the acquirees mostly refers to small entities and have limited capabilities of retaining significant clients. The capability is improved by the acquiree from the moment that Response obtains its control, by applying the processes and skills of Ambipar Group.
Workforce
The Company did not identify an asset referring to workforce and work qualifications since the acquirees do not demonstrate competitive advantage on the market. The workers do not have proven specific training, needed for the rendering of the services provided by the acquirees. Also, the high turnover rates contribute for the non-significancy of the workforce on the acquisitions analyzed.
Brand
No asset related to brand was identified in the acquisitions since the acquirees do not disclose massively its brand name on the local media and market so it does not have expressiveness that could significantly contribute generating benefits related to this potential asset.
In addition, the Company has the practice of including the Ambipar Group’s brand to all the acquirees, in order to link the new acquiree to the Ambipar Group and help it to utilize the power of Ambipar’s brand and market recognition to help it improve the operations of the acquiree.
Obligation from acquisition
The payment schedule for obligations due to investment acquisition:

Year of maturity
2025	95,413
2026	10,762
2027	3,000
109,175

Current	95,413
Non-current	13,762
Impairment tests
Goodwill is classified as an asset that has an undefined useful life and must be tested annually and whenever there are indications of possible loss of value. Goodwill arising from a business combination is allocated to a CGU or group of CGUs (Cash Generating Unit), each CGU or group of CGUs being the lowest level at which goodwill is monitored for internal management purposes and not being larger than an operating segment. Goodwill related to operations in Brazil, Latin America (Other than Brazil), North America and Europe is allocated to each operating segment (see note 18).
Any impairment loss is immediately recorded as a loss in the statement of income and is not subject to a subsequent reversal.
The Company used the value-in-use method to carry out the impairment test. For the entire CGU, a 5-years projection period was considered, with growth in perpetuity, in addition to observing the financial budgets prepared by Management to start the projection of cash flows.
Cash flows were discounted to present value through the application of the rate determined by the Weighted Average Capital Cost (WACC), which was calculated using the Capital Asset Pricing Model (CAPM) method, also considering several components of financing, debt and equity used by the Company to finance its activities.
As a result of the impairment test, as of December 31, 2024, and December 31st, 2023, and evaluating the scenario that there have been no changes in significant risk variables and the used future cash flow assumptions of the acquired businesses since the last closing of the annual Consolidated Financial Statements, no losses have been identified for the CGU in which the goodwill is allocated.
The recoverable amounts of the CGUs at estimated value were its book value at the amount of R$ 3,222,425 (R$ 2,683,399 as of December 31, 2023). Management foresees that the two hypotheses of alteration are reasonably possible.